Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment
14	Property and equipment
a.	Breakdown of property and equipment:

		12/31/2021				12/31/2020				12/31/2019
	Annual	Historical	Accumulated	Business	Carrying	Historical	Accumulated	Business	Carrying	Historical	Accumulated	Carrying
	depreciation rate	Cost	Depreciation	Combination	Amount	Cost	Depreciation	Combination	Amount	Cost	Depreciation	Amount
Buildings	4%	27,547	(14,677)	17	12,887	21,697	(14,502)	272	7,467	5,464	(112)	5,352
Furniture and Equipment	10%	12,445	(4,754)	1,257	8,948	10,106	(74)	113	10,145	18,958	(4,447)	14,511
Data processing systems	20%	14,390	(73)	—	14,317	12,336	(60)	12	12,288	9,598	(6,997)	2,601
Right of use asset – buildings	38%	131,064	(3,741)	—	127,323	109,264	(1,318)	—	107,946	69,393	(1,510)	67,883
Right of use asset – Equipments	38%	—	—	—	—	—	—	—	—	3,404	(1,900)	1,504
Total		185,446	(23,245)	1,273	163,475	153,403	(15,954)	397	137,846	106,817	(14,966)	91,851

b.	Changes in property and equipment

	Balance on		Business			Balance
	12/31/2020	Addition	combination	Transfer	Write-offs	on 12/31/2021
Historial cost
Buildings	21,969	5,783	61	(205)	—	27,608
Furniture and Equipment	10,219	2,926	1,567	(99)	(600)	14,012
Data processing systems	12,348	1,740	—	304	(2)	14,390
Right of use asset – buildings	109,264	21,800	—	—	—	131,064
Total - historical cost	153,800	32,249	1,627	—	(602)	187,074
Accumulated depreciation
Buildings	(14,502)	(175)	(44)	—	—	(14,721)
Furniture and Equipment	(74)	(4,681)	(309)	—	—	(5,064)
Data processing systems	(60)	(12)	—	—	—	(72)
Right of use asset – buildings	(1,318)	(2,423)	—	—	—	(3,741)
Total - accumulated depreciation	(15,954)	(7,291)	(353)	—	—	(23,598)

Total - carrying amount	137,846	24,958	1,273	—	(602)	163,475

	Balance		Business			Balance on
	on 12/31/2019	Addition	combination	Transfer	Write-offs	12/31/2020
Historial cost
Buildings	5,464	5,920	353	11,106	(874)	21,969
Furniture and Equipment	18,958	4,939	164	(11,106)	(2,736)	10,219
Data processing systems	9,598	4,985	66	—	(2,301)	12,348
Right of use asset – buildings	69,393	39,871	—	—	—	109,264
Right of use asset – Equipments	3,404	—	—	—	(3,404)	—
Total - historical cost	106,817	55,715	582	—	(9,315)	153,800
Accumulated depreciation
Buildings	(112)	(2,723)	(82)	(11,585)	—	(14,502)
Furniture and Equipment	(4,447)	(111)	(51)	4,535	—	(74)
Data processing systems	(6,997)	(60)	(53)	7,050	—	(60)
Right of use asset – buildings	(1,510)	—	—	—	192	(1,318)
Right of use asset – Equipments	(1,900)	—	—	—	1,900	—
Total - accumulated depreciation	(14,966)	(2,894)	(186)	—	2,092	(15,954)

Total - carrying amount	91,851	53,616	397	—	(7,223)	137,846

	Balance on	Initial adoption	Adjusted balance			Balance on
	12/31/2018	of IFRS 16	on 1/1/2019	Addition	Write-offs	12/31/2019
Historial cost
Buildings	—	—	—	5,464	—	5,464
Furniture and Equipment	13,486	—	13,486	5,472	—	18,958
Data processing systems	9,031	—	9,031	567	—	9,598
Right of use asset – buildings	—	69,393	69,393	—	—	69,393
Right of use asset – Equipments	—	3,404	3,404	—	—	3,404
Total - historical cost	22,517	72,797	95,314	11,503	—	106,817
Accumulated depreciation
Buildings	—	—	—	(112)	—	(112)
Furniture and Equipment	(2,698)	—	(2,698)	(1,749)	—	(4,447)
Data processing systems	(5,989)	—	(5,989)	(1,008)	—	(6,997)
Right of use asset – buildings	—	(1,510)	(1,510)	—	—	(1,510)
Right of use asset – Equipments	—	(1,900)	(1,900)	—	—	(1,900)
Total - accumulated depreciation	(8,687)	(3,410)	(12,097)	(2,869)	—	(14,966)
Total - carrying amount	13,830	69,387	83,217	8,634	—	91,851

The Group does not have any property and equipment pledged as collateral.